Note 8 - Deferred Charges, Net (Details Textual)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Vessels Completed DD During Period	11	23	18
Number of Vessels Survey in Process	1	2	5